                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                   Oppenheimer AMT - Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
MUNICIPAL BONDS AND NOTES--120.6%
NEW YORK--85.0%
$    700,000   Albany County, NY IDA (Albany College of
               Pharmacy)(1)                                      5.625%    12/01/2034   $      613,970
     200,000   Albany County, NY IDA (Wildwood Programs)         4.900     07/01/2021          164,162
     125,000   Albany County, NY IDA (Wildwood Programs)         5.000     07/01/2026           96,485
   3,000,000   Albany, NY IDA (Albany Law School)(1)             5.000     07/01/2031        2,720,910
     310,000   Albany, NY IDA (Albany Law School)(1)             5.000     07/01/2037          272,270
     335,000   Albany, NY IDA (Brighter Choice Charter
               School)(1)                                        5.000     04/01/2027          285,470
     150,000   Albany, NY IDA (Brighter Choice Charter
               School)(1)                                        5.000     04/01/2032          120,267
     100,000   Albany, NY IDA (Brighter Choice Charter
               School)(1)                                        5.000     04/01/2037           77,090
  14,500,000   Albany, NY IDA (Charitable Leadership)            5.750     07/01/2026       11,328,995
   1,000,000   Albany, NY IDA (Charitable Leadership)            6.000     07/01/2019          875,300
     100,000   Albany, NY IDA (New Covenant Charter School)
               (2)                                               7.000     05/01/2025           62,999
     890,000   Albany, NY IDA (Sage Colleges)(1)                 5.250     04/01/2019          787,917
     500,000   Albany, NY IDA (Sage Colleges)(1)                 5.300     04/01/2029          390,940
   1,000,000   Albany, NY IDA (St. Peter's Hospital)(1)          5.500     11/15/2027        1,006,910
   1,380,000   Albany, NY IDA, Series B(1)                       5.750     11/15/2032        1,383,353
   1,365,000   Albany, NY IDA, Series D(1)                       5.750     11/15/2027        1,396,095
     100,000   Albany, NY Municipal Water Finance Authority(1)   5.000     12/01/2033           99,996
      10,000   Albany, NY Parking Authority(1)                   5.625     07/15/2025           10,164
   4,375,000   Amherst, NY IDA (Beechwood Health Care Center)    5.200     01/01/2040        3,000,988
   5,895,000   Brookhaven, NY IDA (Alternatives for Children)    7.550     02/01/2033        5,787,180
   9,235,000   Brookhaven, NY IDA (Dowling College)(1)           6.750     11/01/2032        8,265,602
  10,480,000   Brooklyn, NY Local Devel. Corp. (Barclays
               CenterArena)                                      6.375     07/15/2043       10,658,265
     225,000   Broome County, NY IDA (Good Shepard Village)      6.750     07/01/2028          191,752
     200,000   Broome County, NY IDA (Good Shepard Village)      6.875     07/01/2040          163,104
     350,000   Broome County, NY IDA (University Plaza)          5.200     08/01/2030          261,790
     250,000   Broome County, NY IDA (University Plaza)          5.200     08/01/2036          176,910
     300,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire
               Dept.)                                            5.750     11/01/2030          253,446
      25,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2027           25,261
      30,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2028           30,156
      30,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2029           29,962
      30,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2030           29,730
      35,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2031           34,404
      35,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2032           34,067
      35,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2033           33,722
      40,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2034           38,295
      40,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2035           37,832
      45,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2036           42,276
      45,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2037           41,988
      50,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2038           46,398
      50,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2039           46,279
      55,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2040           50,701
      55,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2041           50,596
      60,000   Canandaigua & Bristol, NY GO                      5.000     12/15/2042           55,073
      85,000   Cattaraugus County, NY IDA (Olean General
               Hospital)(1)                                      5.250     08/01/2023           85,279


                  1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
NEW YORK CONTINUED
$    500,000   Cattaraugus County, NY IDA (St. Bonaventure
               University)(1)                                    5.000%    05/01/2023   $      450,685
     620,000   Cattaraugus County, NY IDA (St. Bonaventure
               University)(1)                                    5.100     05/01/2031          530,708
   1,385,000   Cayuga County, NY COP (Auburn Memorial
               Hospital)                                         6.000     01/01/2021        1,382,798
      90,000   Chautauqua, NY Utility District(1)                5.000     06/01/2022           92,471
     110,000   Chautauqua, NY Utility District(1)                5.000     06/01/2026          111,989
     130,000   Coeymans, NY Fire District                        5.000     10/15/2024          134,007
     135,000   Coeymans, NY Fire District                        5.000     10/15/2025          138,702
     140,000   Coeymans, NY Fire District                        5.000     10/15/2026          143,595
   1,040,000   Colonie, NY GO(1)                                 6.000     04/01/2032        1,126,320
     840,000   Colonie, NY GO(1)                                 6.000     04/01/2033          906,746
      15,000   Deerfield, NY GO                                  5.500     06/15/2021           15,266
      15,000   Deerfield, NY GO                                  5.500     06/15/2022           15,257
      15,000   Deerfield, NY GO                                  5.500     06/15/2023           15,224
      15,000   Deerfield, NY GO                                  5.500     06/15/2024           15,284
      20,000   Deerfield, NY GO                                  5.500     06/15/2025           20,314
      20,000   Deerfield, NY GO                                  5.600     06/15/2026           20,269
      20,000   Deerfield, NY GO                                  5.600     06/15/2027           20,215
      20,000   Deerfield, NY GO                                  5.600     06/15/2028           20,096
      25,000   Deerfield, NY GO                                  5.600     06/15/2029           24,999
      25,000   Deerfield, NY GO                                  5.600     06/15/2030           24,849
      25,000   Deerfield, NY GO                                  5.600     06/15/2031           24,662
      25,000   Deerfield, NY GO                                  5.600     06/15/2032           24,437
      30,000   Deerfield, NY GO                                  5.600     06/15/2033           29,048
      30,000   Deerfield, NY GO                                  5.600     06/15/2034           28,879
      30,000   Deerfield, NY GO                                  5.600     06/15/2035           28,556
      35,000   Deerfield, NY GO                                  5.600     06/15/2036           33,110
  55,460,000   Dutchess County, NY IDA (Bard College)(1)         5.000     08/01/2046       49,751,502
   8,260,000   Dutchess County, NY IDA (Elant Fishkill)          5.250     01/01/2037        5,948,274
   1,230,000   East Hampton, NY Town Hsg. Authority(1)           6.500     05/01/2034        1,398,092
     500,000   Erie County, NY IDA (Charter School Applied
               Tech)                                             6.875     06/01/2035          449,495
   1,200,000   Erie County, NY IDA (DePaul Properties)           5.750     09/01/2028          854,400
     150,000   Erie County, NY IDA (DePaul Properties)           6.500     09/01/2018          128,052
     200,000   Erie County, NY IDA (Global Concepts Charter
               School)                                           6.250     10/01/2037          165,174
   5,600,000   Erie County, NY IDA (Medaille College)            7.625     04/01/2035        5,643,512
     350,000   Erie County, NY IDA (Orchard Park CCRC)           5.000     11/15/2014          347,890
   1,485,000   Erie County, NY IDA (Orchard Park CCRC)           5.125     11/15/2016        1,351,855
   4,750,000   Erie County, NY IDA (Orchard Park CCRC)           6.000     11/15/2036        3,573,093
   8,475,000   Erie County, NY IDA (The Episcopal Church Home)   5.875     02/01/2018        8,478,051
  10,170,000   Erie County, NY IDA (The Episcopal Church Home)   6.000     02/01/2028       10,169,288
  36,405,000   Erie County, NY Tobacco Asset Securitization
               Corp.(1)                                          5.000     06/01/2038       29,247,049
  29,515,000   Erie County, NY Tobacco Asset Securitization
               Corp.(1)                                          5.000     06/01/2045       23,042,951
  56,000,000   Erie County, NY Tobacco Asset Securitization
               Corp.                                             6.875(3)  06/01/2050        1,226,960
  92,000,000   Erie County, NY Tobacco Asset Securitization
               Corp.                                             9.607(3)  06/01/2055          994,520
     100,000   Essex County, NY IDA (North Country Community
               College Foundation)(1)                            5.000     06/01/2020           89,609


                  2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
NEW YORK CONTINUED
$    130,000   Essex County, NY IDA (North Country Community
               College Foundation)(1)                            5.200%    06/01/2025   $      112,099
     110,000   Essex County, NY IDA (North Country Community
               College Foundation)(1)                            5.300     06/01/2035           89,258
     175,000   Franklin County, NY IDA (North Country
               Community College Foundation)(1)                  5.200     06/01/2025          150,903
     815,000   Genesee County, NY IDA (United Memorial
               Medical Center)                                   5.000     12/01/2027          652,098
      75,000   Hempstead Village, NY GO(1)                       5.000     09/15/2024           77,145
      70,000   Hempstead Village, NY GO(1)                       5.000     09/15/2025           71,717
      70,000   Hempstead Village, NY GO(1)                       5.000     09/15/2026           71,514
      50,000   Hempstead, NY IDA (Hofstra University)(1)         5.000     07/01/2033           50,511
     410,000   Hempstead, NY IDA (Peninsula Counseling Center)   6.500     11/01/2038          348,197
   5,125,000   Hempstead, NY IDA (WORCA)                         6.900     08/01/2033        4,670,156
   1,790,000   Herkimer County, NY IDA (Herkimer County
               College Foundation)(1)                            6.250     08/01/2034        1,661,013
  35,085,000   Hudson Yards, NY Infrastructure Corp.(1)          5.000     02/15/2047       32,674,310
  11,500,000   Hudson Yards, NY Infrastructure Corp.(1)          5.000     02/15/2047       10,709,835
   2,420,000   Islip, NY IDA (United Cerebral Palsy Assoc.)      6.250     12/01/2031        2,069,197
     280,000   Islip, NY IDA (United Cerebral Palsy Assoc.)      6.250     12/01/2031          239,411
   5,000,000   L.I., NY Power Authority, Series A(1)             6.250     04/01/2033        5,778,600
     665,000   Madison County, NY IDA (Commons II Student
               Hsg.)(1)                                          5.000     06/01/2040          591,956
      10,000   Monroe County, NY IDA (Cloverwood Senior
               Living)                                           6.000     05/01/2013           10,080
     350,000   Monroe County, NY IDA (Rochester Institute of
               Technology)(1)                                    5.250     04/01/2019          326,358
     525,000   Monroe County, NY IDA (Rochester Institute of
               Technology)(1)                                    5.375     04/01/2029          453,878
     200,000   Monroe County, NY IDA (Summit at Brighton)        5.375     07/01/2032          154,286
     400,000   Monroe County, NY IDA (Summit at Brighton)        5.500     07/01/2027          323,072
 302,900,000   Monroe County, NY Tobacco Asset Securitization
               Corp. (TASC)                                      7.701(3)  06/01/2061        1,802,255
   1,000,000   Monroe, NY Newpower Corp(1)                       5.625     01/01/2026          826,970
   4,000,000   Monroe, NY Newpower Corp.(1)                      5.500     01/01/2034        3,236,240
     500,000   Mount Vernon, NY IDA (Meadowview)                 6.200     06/01/2029          455,380
     100,000   Nassau County, NY IDA (ACDS)                      5.950     11/01/2022           88,659
     470,000   Nassau County, NY IDA (ALIA-ACDS)                 6.125     09/01/2018          441,386
   1,925,000   Nassau County, NY IDA (ALIA-AP)                   7.000     09/01/2028        1,806,574
     655,000   Nassau County, NY IDA (ALIA-CMA)                  6.125     09/01/2018          615,124
     725,000   Nassau County, NY IDA (ALIA-CSMR)                 6.125     09/01/2018          680,862
     465,000   Nassau County, NY IDA (ALIA-EFLI)                 6.125     09/01/2018          436,691
     375,000   Nassau County, NY IDA (ALIA-HAII)                 6.125     09/01/2018          352,170
     435,000   Nassau County, NY IDA (ALIA-NCMRS)                6.125     09/01/2018          408,517
     180,000   Nassau County, NY IDA (Amsterdam at Harborside)   6.500     01/01/2027          170,113
   6,595,000   Nassau County, NY IDA (Amsterdam at Harborside)   6.700     01/01/2043        5,909,582
     320,000   Nassau County, NY IDA (CSMR)                      5.950     11/01/2022          283,709
     100,000   Nassau County, NY IDA (Epilepsy Foundation of
               L.I.)                                             5.950     11/01/2022           88,659


                  3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
NEW YORK CONTINUED
$    185,000   Nassau County, NY IDA (Hispanic Counseling
               Center)                                           6.500%    11/01/2037   $      157,383
   2,595,000   Nassau County, NY IDA (Hispanic Counseling
               Center)                                           7.625     06/01/2033        2,568,297
     100,000   Nassau County, NY IDA (Life's WORCA)              5.950     11/01/2022           88,659
      50,000   Nassau County, NY IDA (PLUS Group Home)           6.150     11/01/2022           45,157
      70,000   Nassau County, NY IDA (United Veteran's Beacon
               House)                                            6.500     11/01/2037           59,550
     820,000   Nassau County, NY IDA, Series A-B                 6.000     07/01/2021          742,633
  26,655,000   Nassau County, NY Tobacco Settlement Corp.(1)     5.125     06/01/2046       21,225,910
  85,990,000   Nassau County, NY Tobacco Settlement Corp.        6.151(3)  06/01/2046        3,828,275
  60,000,000   Nassau County, NY Tobacco Settlement Corp.        6.763(3)  06/01/2060          511,200
  42,830,000   Nassau County, NY Tobacco Settlement Corp.
               (TASC)(1)                                         5.000     06/01/2035       34,933,861
   2,500,000   Niagara County, NY IDA (American Ref-Fuel
               Company)(1)                                       5.550     11/15/2024        2,420,825
     960,000   Niagara County, NY IDA (Niagara Falls Memorial
               Medical Center)                                   5.750     06/01/2018          898,838
     555,000   Niagara County, NY Tobacco Asset
               Securitization Corp.(1)                           6.250     05/15/2034          538,422
     385,000   Niagara County, NY Tobacco Asset
               Securitization Corp.(1)                           6.250     05/15/2040          365,939
      20,000   Niagara County, NY Tobacco Asset
               Securitization Corp. (TASC)(1)                    5.500     05/15/2019           19,276
      70,000   Niagara Falls, NY Public Water Authority          5.500     07/15/2034           70,629
   1,185,000   NY Counties Tobacco Trust I(1)                    6.500     06/01/2035        1,179,075
  14,670,000   NY Counties Tobacco Trust II (TASC)(1)            5.625     06/01/2035       12,942,461
      40,000   NY Counties Tobacco Trust II (TASC)(1)            5.750     06/01/2043           35,216
   5,120,000   NY Counties Tobacco Trust III(1)                  6.000     06/01/2043        4,678,605
     850,000   NY Counties Tobacco Trust IV(1)                   5.000     06/01/2038          682,873
   3,500,000   NY Counties Tobacco Trust IV (TASC)(1)            0.000(4)  06/01/2041        3,237,920
   5,900,000   NY Counties Tobacco Trust IV (TASC)(1)            5.000     06/01/2042        4,637,164
   9,240,000   NY Counties Tobacco Trust IV (TASC)(1)            5.000     06/01/2045        7,213,853
   3,500,000   NY Counties Tobacco Trust IV (TASC)(1)            6.650(5)  06/01/2041           95,270
  84,200,000   NY Counties Tobacco Trust V                       6.850(3)  06/01/2055        1,150,172
 334,000,000   NY Counties Tobacco Trust V                       7.850(3)  06/01/2060        2,194,380
     235,000   NY MTA, Series 2008C(1)                           6.500     11/15/2028          269,794
   3,580,000   NY Seneca Nation Indians Capital
               Improvements(1)                                   5.000     12/01/2023        2,957,080
   2,000,000   NY Seneca Nation Indians Capital
               Improvements(1)                                   5.250     12/01/2016        1,877,620
  40,000,000   NY Triborough Bridge & Tunnel Authority,
               Series B(6)                                       5.000     11/15/2032       40,703,688
  18,200,000   NY Triborough Bridge & Tunnel Authority,
               Series B(6)                                       5.125     11/15/2029       18,690,153
   4,875,000   NY TSASC, Inc. (TFABs)(1)                         5.000     06/01/2034        4,011,394
 120,445,000   NY TSASC, Inc. (TFABs)(1)                         5.125     06/01/2042       96,665,544
  11,000,000   NYC GO(6)                                         5.125     03/01/2026       11,784,245
      10,000   NYC GO(1)                                         5.300     01/15/2026           10,327
  15,000,000   NYC GO(6)                                         5.375     04/01/2036       15,983,100


                  4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
NEW YORK CONTINUED
$ 20,000,000   NYC GO(6)                                         5.625%    11/15/2031   $   21,952,976
      45,000   NYC GO(1)                                         6.000     05/15/2022           45,185
       5,000   NYC GO(7)                                         7.500     02/01/2019            5,025
   1,500,000   NYC HDC (Multifamily Hsg.)(1)                     4.950     11/01/2039        1,498,035
     450,000   NYC HDC (Multifamily Hsg.)(1)                     5.500     11/01/2034          462,933
     410,000   NYC HDC (Multifamily Hsg.)(1)                     5.550     11/01/2039          420,779
   1,590,000   NYC HDC (Multifamily Hsg.)(1)                     5.700     11/01/2046        1,637,764
      30,000   NYC HDC (Multifamily Hsg.), Series E(1)           6.250     05/01/2036           30,232
      60,000   NYC IDA (Assoc. for Metro Area Autistic
               Children)                                         4.500     07/01/2021           47,395
   2,760,000   NYC IDA (Beth Abraham Health Services)            6.500     02/15/2022        2,436,197
     500,000   NYC IDA (Beth Abraham Health Services)            6.500     11/15/2027          449,165
   2,100,000   NYC IDA (Beth Abraham Health Services)            6.500     11/15/2034        1,842,708
   6,000,000   NYC IDA (Calhoun School)                          6.625     12/01/2034        5,410,920
     500,000   NYC IDA (Calhoun School)                          6.625     12/01/2034          450,910
     960,000   NYC IDA (Center for Elimination of Family
               Violence)                                         7.375     11/01/2036          925,517
     830,000   NYC IDA (Center for Nursing/Rehabilitation)       5.375     08/01/2027          670,648
   1,105,000   NYC IDA (Center for Nursing/Rehabilitation)       5.375     08/01/2027          892,851
   3,240,000   NYC IDA (Chapin School)                           5.000     11/01/2038        2,257,956
     150,000   NYC IDA (Comprehensive Care Management)           6.000     05/01/2026          131,219
     350,000   NYC IDA (Comprehensive Care Management)           6.125     11/01/2035          290,136
     780,000   NYC IDA (Eger Harbor House)(1)                    5.875     05/20/2044          823,984
     725,000   NYC IDA (Family Support Systems)                  7.500     11/01/2034          707,404
   1,530,000   NYC IDA (Gateway School of New York)              5.550     06/01/2039        1,220,741
     220,000   NYC IDA (Global Country World Peace)              7.250     11/01/2025          170,834
     170,000   NYC IDA (Global Country World Peace)              7.250     11/01/2025          132,008
   1,825,000   NYC IDA (Guttmacher Institute)                    5.750     12/01/2036        1,418,700
     670,000   NYC IDA (Independent Living Assoc.)               6.200     07/01/2020          622,618
  27,110,000   NYC IDA (Liberty-7 World Trade Center)            6.250     03/01/2015       26,800,675
  18,700,000   NYC IDA (Liberty-7 World Trade Center)(7)         6.500     03/01/2035       17,473,093
  10,850,000   NYC IDA (Liberty-7 World Trade Center)            6.750     03/01/2015       10,913,581
  12,050,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)        5.000     09/01/2035        9,226,324
   4,000,000   NYC IDA (Lycee Francais De New York)(1)           6.800     06/01/2028        4,234,280
     950,000   NYC IDA (Magen David Yeshivah)                    5.700     06/15/2027          769,975
     420,000   NYC IDA (Manhattan Community Access Corp.)        6.000     12/01/2036          338,360
     210,000   NYC IDA (Margaret Tietz Nursing &
               Rehabilitation Center)                            6.375     11/01/2038          176,957
   1,020,000   NYC IDA (Margaret Tietz Nursing &
               Rehabilitation Center)                            6.375     11/01/2038          859,503
     115,000   NYC IDA (Metropolitan College of New York)        5.750     03/01/2020          107,913
   2,300,000   NYC IDA (Montefiore Medical Center Corp.)(1)      5.125     11/01/2035        2,310,350
   6,510,000   NYC IDA (Mount St. Vincent)(1)                    5.250     06/01/2036        6,078,582
   1,375,000   NYC IDA (Polytechnic University)(1)               5.250     11/01/2027        1,260,078
   1,380,000   NYC IDA (PSCH)                                    6.375     07/01/2033        1,180,121
   4,000,000   NYC IDA (Queens Baseball Stadium)(1)              5.000     01/01/2031        3,824,680
   5,500,000   NYC IDA (Queens Baseball Stadium)(1)              5.000     01/01/2039        5,058,955
     750,000   NYC IDA (Reece School)                            7.500     12/01/2037          665,108
     375,000   NYC IDA (Special Needs Facilities Pooled
               Program)                                          6.650     07/01/2023          369,431
   1,425,000   NYC IDA (Staten Island University Hospital)(1)    6.450     07/01/2032        1,304,573


                  5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
NEW YORK CONTINUED
$    756,500   NYC IDA (Studio School)                           7.000%    11/01/2038   $      596,818
   5,345,000   NYC IDA (The Child School)                        7.550     06/01/2033        5,246,705
     995,000   NYC IDA (Tides Two Rivers Foundation)             5.650     12/01/2039          746,081
   3,560,000   NYC IDA (Unicef)                                  5.300     11/01/2038        2,621,726
   5,600,000   NYC IDA (Urban Resource Institute)                7.375     11/01/2033        5,212,256
     785,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000     12/01/2021          670,249
     545,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000     12/01/2021          465,332
     150,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000     12/01/2028          115,160
     360,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000     12/01/2028          276,383
     100,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000     12/01/2031           73,899
   2,020,000   NYC IDA (Vaughn College Aeronautics)(1)           5.250     12/01/2036        1,482,761
   5,600,000   NYC IDA (Vocational Instruction)(2)               7.750     02/01/2033        3,357,704
  19,900,000   NYC IDA (Yankee Stadium)(1)                       5.000     03/01/2046       18,109,796
   2,500,000   NYC IDA (Yankee Stadium)(1)                       7.000     03/01/2049        2,881,950
   2,700,000   NYC IDA (Yeled Yalda Early Childhood)             5.725     11/01/2037        2,061,855
      70,000   NYC IDA (YMCA of Greater New York)(1)             5.800     08/01/2016           70,111
  20,000,000   NYC Municipal Water Finance Authority(6)          4.750     06/15/2035       19,995,200
      50,000   NYC Municipal Water Finance Authority(1)          5.000     06/15/2032           50,439
  20,000,000   NYC Municipal Water Finance Authority(6)          5.000     06/15/2037       20,429,437
      20,000   NYC Municipal Water Finance Authority(1)          5.250     06/15/2025           21,161
  40,000,000   NYC Municipal Water Finance Authority(6)          5.500     06/15/2040       43,908,200
      50,000   NYC Trust for Cultural Resources (Museum of
               American Folk Art)                                6.000     07/01/2022           40,160
      15,000   NYS DA (Audit & Control)(1)                       5.000     04/01/2029           15,084
   1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)   5.500     07/01/2030        1,552,923
   2,000,000   NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)(1)     5.500     05/01/2037        2,011,440
     365,000   NYS DA (Manhattan College)                        5.300     07/01/2037          340,067
      40,000   NYS DA (Mt. Sinai/NYU Health)(1)                  6.500     07/01/2017           40,928
   1,360,000   NYS DA (New York Methodist Hospital)(1)           5.250     07/01/2024        1,235,166
   3,500,000   NYS DA (NYU Hospitals Center)(1)                  5.000     07/01/2036        3,136,385
  20,000,000   NYS DA (NYU)(6)                                   5.000     07/01/2039       20,532,700
     425,000   NYS DA (Orange Regional Medical Center)(1)        6.125     12/01/2029          394,358
   2,120,000   NYS DA (Orange Regional Medical Center)(1)        6.250     12/01/2037        1,897,527
     325,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)    5.000     11/01/2026          329,485
     490,000   NYS DA (Providence Rest)                          5.000     07/01/2035          314,908
   1,300,000   NYS DA (Providence Rest)                          5.125     07/01/2030          906,360
     340,000   NYS DA (Providence Rest)                          5.250     07/01/2025          259,991
     650,000   NYS DA (Rochester General Hospital)               5.000     12/01/2035          572,007
      70,000   NYS DA (Sarah Neuman Nursing Home)                5.500     08/01/2037           70,028
     250,000   NYS DA (School District Bond Financing
               Program), Series C(1)                             7.250     10/01/2028          298,450
     360,000   NYS DA (School District Bond Financing
               Program), Series C(1)                             7.375     10/01/2033          428,400
     200,000   NYS DA (School District Bond Financing
               Program), Series C(1)                             7.500     04/01/2039          238,192


                  6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
NEW YORK CONTINUED
$  2,500,000   NYS DA (Special Surgery Hospital)(1)              6.000%    08/15/2038   $    2,688,950
     115,000   NYS DA (St. Joseph's Hospital Health Center)(1)   5.250     07/01/2018          115,040
  20,000,000   NYS DA (State Personal Income Tax Authority)(6)   5.750     03/15/2036       22,346,506
     760,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)     6.250     02/15/2035          812,774
   1,070,000   NYS DA (Winthrop University Hospital)(1)          5.500     07/01/2023        1,070,332
     100,000   NYS DA (Winthrop University Hospital/South
               Nassau Communities Hospital Obligated Group)(1)   5.500     07/01/2032           94,341
      20,000   NYS EFC (Clean Water & Drinking Revolving
               Funds)(1)                                         5.000     06/15/2027           20,508
      85,000   NYS EFC (NYS Water Services)(1)                   6.600     09/15/2012           85,430
      10,000   NYS EFC (State Water Revolving Fund)(1)           5.750     01/15/2013           10,042
   9,500,000   NYS GO(6)                                         5.000     02/15/2039        9,887,838
  10,000,000   NYS IDA (Bronx Parking Devel. Company)            5.875     10/01/2046        7,574,600
      50,000   NYS Medcare (Hospital & Nursing Home)(7)          6.375     08/15/2033           50,113
     295,000   NYS UDC (Subordinated Lien)(7)                    5.500     07/01/2022          295,968
     250,000   Oneida County, NY IDA (Mohawk Valley
               Handicapped Services)                             5.300     03/15/2019          226,230
      55,000   Onondaga County, NY IDA (Salina Free Library)     5.500     12/01/2022           57,606
     840,000   Orange County, NY IDA (Glen Arden)                5.625     01/01/2018          735,445
     275,000   Orange County, NY IDA (Glen Arden)                5.700     01/01/2028          214,745
   2,320,000   Otsego County, NY IDA (Hartwick College)(1)       5.900     07/01/2022        2,049,697
  38,280,000   Port Authority  NY/NJ, 140th Series(6)            5.000     12/01/2034       39,679,682
   2,680,000   Rensselaer County, NY Tobacco Asset
               Securitization Corp.(1)                           5.625     06/01/2035        2,364,403
   2,000,000   Rensselaer County, NY Tobacco Asset
               Securitization Corp.(1)                           5.750     06/01/2043        1,760,820
     415,000   Rensselaer County, NY Water Service Sewer
               Authority(1)                                      5.350     09/01/2047          420,134
   8,310,000   Rensselaer, NY City School District COP           5.000     06/01/2026        8,082,888
   1,060,000   Rockland County, NY Tobacco Asset
               Securitization Corp.(1)                           5.625     08/15/2035          934,761
   3,150,000   Rockland County, NY Tobacco Asset
               Securitization Corp.(1)                           5.750     08/15/2043        2,772,567
 101,000,000   Rockland County, NY Tobacco Asset
               Securitization Corp.                              6.252(3)  08/15/2045        4,198,570
  53,000,000   Rockland County, NY Tobacco Asset
               Securitization Corp.                              6.637(3)  08/15/2050        1,138,970
  50,000,000   Rockland County, NY Tobacco Asset
               Securitization Corp.                              7.676(3)  08/15/2060          322,000
   2,500,000   Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Benedict Community
               Health Center)(1)                                 5.125     12/01/2033        2,250,275
     450,000   Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Saratoga Care Family
               Health Centers)(1)                                5.125     12/01/2027          436,388
   1,650,000   Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Saratoga Care Family
               Health Centers)(1)                                5.250     12/01/2032        1,547,568


                  7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
NEW YORK CONTINUED
$    350,000   Seneca County, NY IDA (New York Chiropractic
               College)(1)                                       5.000%    10/01/2027   $      307,885
      45,000   Sodus Village, NY GO(1)                           5.000     05/15/2032           45,662
      45,000   Sodus Village, NY GO(1)                           5.000     05/15/2033           45,412
      45,000   Sodus Village, NY GO(1)                           5.000     05/15/2034           45,301
      45,000   Sodus Village, NY GO(1)                           5.000     05/15/2035           45,080
      45,000   Sodus Village, NY GO(1)                           5.000     05/15/2036           44,932
      45,000   Sodus Village, NY GO(1)                           5.000     05/15/2037           44,666
  11,970,000   SONYMA, Series 161(6)                             5.875     10/01/2039       12,643,996
      15,000   St. Lawrence County, NY IDA (Clarkson
               University)(1)                                    5.000     07/01/2033           14,736
      95,000   Suffolk County, NY IDA (ALIA-Adelante)            6.500     11/01/2037           80,818
      40,000   Suffolk County, NY IDA (ALIA-Civic Facility)      5.950     11/01/2022           35,464
     235,000   Suffolk County, NY IDA (ALIA-DDI)                 5.950     10/01/2021          211,495
      15,000   Suffolk County, NY IDA (ALIA-FREE)                5.950     10/01/2021           13,500
     105,000   Suffolk County, NY IDA (ALIA-IGHL)                5.950     11/01/2022           93,092
      10,000   Suffolk County, NY IDA (ALIA-IGHL)                6.000     10/01/2031            8,286
   4,000,000   Suffolk County, NY IDA (ALIA-IGHL)                7.250     12/01/2033        3,810,080
     125,000   Suffolk County, NY IDA (ALIA-LIHIA)               5.950     11/01/2022          110,824
      50,000   Suffolk County, NY IDA (ALIA-NYS ARC)             5.950     11/01/2022           44,330
     390,000   Suffolk County, NY IDA (ALIA-UVBH)                6.500     11/01/2037          331,781
      25,000   Suffolk County, NY IDA (ALIA-WORCA)               5.950     11/01/2022           22,165
   8,460,000   Suffolk County, NY IDA (Dowling College)          5.000     06/01/2036        5,343,759
     175,000   Suffolk County, NY IDA (Dowling College)(1)       6.700     12/01/2020          167,734
     475,000   Suffolk County, NY IDA (Easter Long Island
               Hospital Assoc.)                                  5.375     01/01/2027          353,766
     685,000   Suffolk County, NY IDA (Easter Long Island
               Hospital Assoc.)                                  5.500     01/01/2037          473,609
       5,000   Suffolk County, NY IDA (Independent Group Home
               Living)                                           6.000     10/01/2020            4,566
  10,550,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)     5.000     11/01/2028        9,390,133
   1,000,000   Suffolk County, NY IDA (L.I.  Network
               Community Services)                               7.550     02/01/2034          981,430
     620,000   Suffolk County, NY IDA (Nassau-Suffolk
               Services for Autism)                              6.750     11/01/2036          552,085
     210,000   Suffolk County, NY IDA (Nassau-Suffolk
               Services for Autism)                              6.750     11/01/2036          186,997
   5,985,000   Suffolk County, NY IDA (Pederson-Krager Center)   7.000     11/01/2035        5,245,314
     505,000   Suffolk County, NY IDA (Pederson-Krager Center)   7.200     02/01/2035          451,435
     185,000   Suffolk County, NY IDA (Southampton Hospital
               Assoc.)                                           7.250     01/01/2020          177,778
     215,000   Suffolk County, NY IDA (Special Needs
               Facilities Pooled Program)                        5.250     07/01/2022          178,953
      10,000   Suffolk County, NY IDA (Suffolk Hotels)           6.000     10/01/2020            9,132
   6,350,000   Suffolk, NY Tobacco Asset Securitization
               Corp.(1)                                          0.000(4)  06/01/2044        4,939,919
     475,000   Suffolk, NY Tobacco Asset Securitization
               Corp.(1)                                          5.375     06/01/2028          430,844
   1,500,000   Suffolk, NY Tobacco Asset Securitization
               Corp.(1)                                          6.000     06/01/2048        1,372,860
  15,750,000   Suffolk, NY Tobacco Asset Securitization Corp.    8.000(3)  06/01/2048          510,300
     477,000   Sullivan County, NY Community College COP(7)      5.750     08/15/2025          354,320
     330,000   Sullivan County, NY IDA (Center for Discovery)    5.625     06/01/2013          319,041


                  8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
NEW YORK CONTINUED
$  1,530,000   Sullivan County, NY IDA (Center for Discovery)    5.875%    07/01/2022   $    1,238,321
     600,000   Sullivan County, NY IDA (Center for Discovery)    6.000     06/01/2019          548,352
   1,540,000   Sullivan County, NY IDA (Center for Discovery)    6.000     07/01/2037        1,216,985
     355,000   Sullivan County, NY IDA (Center for Discovery)    6.500     06/01/2025          317,622
     495,000   Sullivan County, NY IDA (Center for Discovery)    6.950     02/01/2035          424,265
     445,000   Syracuse, NY IDA (Crouse Irving Companies)(1)     5.250     01/01/2017          445,645
     200,000   Syracuse, NY IDA (Jewish Home of Central New
               York)                                             7.375     03/01/2021          199,594
     175,000   Tompkins County, NY IDA (Kendal at Ithaca)(1)     5.500     07/01/2024          174,984
   1,000,000   Ulster County, NY IDA (Kingston Regional
               Senior Living Corp.)                              6.000     09/15/2042          788,950
      20,000   Ulster County, NY IDA (Mid-Hudson Family
               Health Institute)(1)                              5.300     07/01/2016           20,139
   3,900,000   Utica, NY IDA (Utica College Civic Facility)      5.750     08/01/2028        3,353,805
   1,250,000   Utica, NY IDA (Utica College Civic Facility)      6.750     12/01/2021        1,255,650
      30,000   Voorheesville, NY GO                              5.000     02/15/2023           31,568
      35,000   Voorheesville, NY GO                              5.000     02/15/2024           36,751
      35,000   Voorheesville, NY GO                              5.000     02/15/2025           36,702
      35,000   Voorheesville, NY GO                              5.000     02/15/2026           36,619
      40,000   Voorheesville, NY GO                              5.000     02/15/2027           41,775
      40,000   Voorheesville, NY GO                              5.000     02/15/2028           41,601
      40,000   Voorheesville, NY GO                              5.000     02/15/2029           41,402
      45,000   Voorheesville, NY GO                              5.000     02/15/2030           46,411
      45,000   Voorheesville, NY GO                              5.000     02/15/2031           46,053
      50,000   Voorheesville, NY GO                              5.000     02/15/2032           50,897
      50,000   Voorheesville, NY GO                              5.000     02/15/2033           50,685
      55,000   Voorheesville, NY GO                              5.000     02/15/2034           55,654
      55,000   Voorheesville, NY GO                              5.000     02/15/2035           55,390
      60,000   Voorheesville, NY GO                              5.000     02/15/2036           60,282
      60,000   Voorheesville, NY GO                              5.000     02/15/2037           60,139
     370,000   Westchester County, NY IDA (Field Home)           6.500     08/15/2022          345,129
     250,000   Westchester County, NY IDA (Guiding Eyes for
               the Blind)(1)                                     5.375     08/01/2024          250,468
   1,720,000   Westchester County, NY IDA (Rippowam-Cisqua
               School)(1)                                        5.750     06/01/2029        1,682,538
     320,000   Westchester County, NY IDA (Schnurmacher
               Center)                                           6.500     11/01/2013          331,322
     600,000   Westchester County, NY IDA (Schnurmacher
               Center)                                           6.500     11/01/2033          528,174
     300,000   Westchester County, NY Tobacco Asset
               Securitization Corp.(1)                           5.000     06/01/2026          271,548
  10,790,000   Westchester County, NY Tobacco Asset
               Securitization Corp.(1)                           5.125     06/01/2045        8,607,615
   1,000,000   Yonkers, NY IDA (Sarah Lawrence College)(1)       6.000     06/01/2029        1,038,550
   4,000,000   Yonkers, NY IDA (Sarah Lawrence College)(1)       6.000     06/01/2041        4,147,617
                                                                                        --------------
                                                                                         1,072,248,909
                                                                                        --------------
U.S. POSSESSIONS--35.6%
  10,000,000   Guam GO(1)                                        5.000     11/15/2023        9,226,100
   1,465,000   Guam GO(1)                                        5.250     11/15/2037        1,238,775
   3,280,000   Guam GO(1)                                        5.400     11/15/2018        3,216,434


                  9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
U.S. POSSESSIONS CONTINUED
$    850,000   Guam GO(1)                                        6.750%    11/15/2029   $      874,574
   3,400,000   Guam GO(1)                                        7.000     11/15/2039        3,499,654
   1,000,000   Guam Government Waterworks Authority &
               Wastewater System(1)                              5.875     07/01/2035          929,690
   1,000,000   Guam Government Waterworks Authority &
               Wastewater System(1)                              6.000     07/01/2025        1,003,240
   5,345,000   Guam Power Authority, Series A(1)                 5.125     10/01/2029        4,980,631
  10,100,000   Guam Power Authority, Series A(1)                 5.250     10/01/2034        9,252,610
   1,000,000   Guam Tobacco Settlement Economic Devel. &
               Commerce Authority (TASC)(1)                      5.625     06/01/2047          843,640
   1,000,000   Northern Mariana Islands Commonwealth, Series A   5.000     06/01/2017          898,980
   2,000,000   Northern Mariana Islands Commonwealth, Series A   5.000     10/01/2022        1,650,100
     400,000   Northern Mariana Islands Commonwealth, Series
               A(1)                                              6.750     10/01/2033          366,032
  21,210,000   Puerto Rico Aqueduct & Sewer Authority(1)         0.000(4)  07/01/2024       20,676,144
  22,680,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000     07/01/2038       23,072,364
  20,645,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000     07/01/2044       20,974,288
      15,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.375     05/15/2033           14,392
  11,900,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.500     05/15/2039       10,210,200
  30,000,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.625     05/15/2043       26,073,000
 124,000,000   Puerto Rico Children's Trust Fund (TASC)          6.426(3)  05/15/2050        4,508,640
   4,030,000   Puerto Rico Commonwealth GO(1)                    5.000     07/01/2027        3,783,848
   4,645,000   Puerto Rico Commonwealth GO(1)                    5.250     07/01/2031        4,344,190
  12,380,000   Puerto Rico Commonwealth GO(1)                    5.250     07/01/2032       11,545,093
   1,185,000   Puerto Rico Commonwealth GO(1)                    5.250     07/01/2034        1,094,502
   3,500,000   Puerto Rico Commonwealth GO(1)                    5.250     07/01/2037        3,183,495
     485,000   Puerto Rico Commonwealth GO(1)                    5.500     07/01/2018          502,814
  31,225,000   Puerto Rico Commonwealth GO(1)                    5.500     07/01/2032       30,094,031
  50,500,000   Puerto Rico Electric Power Authority, Series
               UU(1)                                             0.874(5)  07/01/2025       38,493,625
  19,600,000   Puerto Rico Electric Power Authority, Series
               UU(1)                                             0.890(5)  07/01/2031       13,783,700
     355,000   Puerto Rico Highway & Transportation
               Authority(1)                                      5.000     07/01/2028          332,209
      15,000   Puerto Rico Highway & Transportation
               Authority, Series A(1)                            5.000     07/01/2038           13,111
   1,100,000   Puerto Rico Highway & Transportation
               Authority, Series AA(1)                           5.000     07/01/2035          975,579
   7,045,000   Puerto Rico Highway & Transportation
               Authority, Series G(1)                            5.000     07/01/2042        6,105,549
   2,250,000   Puerto Rico Highway & Transportation
               Authority, Series K(1)                            5.000     07/01/2027        2,112,570
  13,405,000   Puerto Rico Highway & Transportation
               Authority, Series K(1)                            5.000     07/01/2030       12,263,832
   2,500,000   Puerto Rico Highway & Transportation
               Authority, Series M(1)                            5.000     07/01/2046        2,149,775
  22,000,000   Puerto Rico Highway & Transportation
               Authority, Series N(1)                            0.724(5)  07/01/2045       10,549,000
     225,000   Puerto Rico Highway & Transportation
               Authority, Series N(1)                            5.250     07/01/2039          203,513


                  10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                         COUPON    MATURITY         VALUE
------------                                                     -------   ----------   --------------
U.S. POSSESSIONS CONTINUED
$  5,480,000   Puerto Rico IMEPCF (American Airlines)            6.450%    12/01/2025   $    4,143,538
  12,550,000   Puerto Rico Infrastructure(1)                     5.000     07/01/2041       10,744,055
  38,180,000   Puerto Rico Infrastructure(1)                     5.000     07/01/2046       32,453,382
     725,000   Puerto Rico Infrastructure(1)                     5.500     07/01/2024          717,156
  15,000,000   Puerto Rico Infrastructure                        5.650(3)  07/01/2029        4,059,600
   4,600,000   Puerto Rico Infrastructure                        7.460(3)  07/01/2030        1,144,572
   2,500,000   Puerto Rico Infrastructure (Mepsi Campus)         6.500     10/01/2037        2,282,400
   1,100,000   Puerto Rico ITEMECF (Ana G. Mendez
               University)(1)                                    5.000     03/01/2036          867,163
   1,500,000   Puerto Rico ITEMECF (Ana G. Mendez
               University)(1)                                    5.375     02/01/2029        1,309,485
     105,000   Puerto Rico ITEMECF (Guaynabo Municipal
               Government Center)(1)                             5.625     07/01/2022          105,065
   4,305,000   Puerto Rico ITEMECF (Polytechnic University)(1)   5.000     08/01/2022        3,823,443
   1,500,000   Puerto Rico ITEMECF (University of the Sacred
               Heart)(1)                                         5.250     09/01/2031        1,398,840
   5,000,000   Puerto Rico Public Buildings Authority(1)         5.000     07/01/2036        4,437,250
   2,500,000   Puerto Rico Public Buildings Authority(1)         5.000     07/01/2037        2,214,250
      10,000   Puerto Rico Public Buildings Authority(1)         5.125     07/01/2022            9,673
     810,000   Puerto Rico Public Buildings Authority(1)         5.250     07/01/2029          770,164
   1,000,000   Puerto Rico Public Buildings Authority(1)         6.500     07/01/2030        1,054,310
   3,500,000   Puerto Rico Public Buildings Authority(1)         6.750     07/01/2036        3,806,880
   1,000,000   Puerto Rico Public Buildings Authority(1)         7.000     07/01/2021        1,079,080
   3,150,000   Puerto Rico Public Buildings Authority(1)         7.000     07/01/2025        3,365,901
   1,000,000   Puerto Rico Public Buildings Authority, Series
               D(1)                                              5.250     07/01/2036          920,950
  34,995,000   Puerto Rico Sales Tax Financing Corp., Series
               A(6)                                              5.250     08/01/2057       34,915,445
  19,000,000   Puerto Rico Sales Tax Financing Corp., Series A   5.950(3)  08/01/2056          958,360
 402,125,000   Puerto Rico Sales Tax Financing Corp., Series A   6.461(3)  08/01/2054       23,077,954
  13,000,000   Puerto Rico Sales Tax Financing Corp., Series
               C(6)                                              5.750     08/01/2057       13,744,835
   1,000,000   University of Puerto Rico(1)                      5.000     06/01/2025          943,470
   5,925,000   University of Puerto Rico, Series Q(1)            5.000     06/01/2030        5,335,581
   1,700,000   University of Puerto Rico, Series Q(1)            5.000     06/01/2036        1,469,973
   1,000,000   University of V.I. , Series A(1)                  5.375     06/01/2034          938,620
   1,700,000   V.I.  Public Finance Authority (Gross Receipts
               Taxes Loan)(1)                                    5.000     10/01/2031        1,576,529
                                                                                        --------------
                                                                                           448,707,848
                                                                                        --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,620,830,573)-120.6%                                 1,520,956,757
LIABILITIES IN EXCESS OF OTHER ASSETS-(20.6)                                              (260,167,822)
                                                                                        --------------
NET ASSETS-100.0%                                                                       $1,260,788,935
                                                                                        ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Subject to a forebearance agreement. Rate shown is current rate. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.


                  11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

(6.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(7.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $18,178,519, which represents 1.44% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

    1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

    2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

    3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                                    LEVEL 2--         LEVEL 3--
                                LEVEL 1--             OTHER         SIGNIFICANT
                            UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                                 PRICES         OBSERVABLE INPUTS      INPUTS           VALUE
                            -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New York                        $--            $1,072,248,909         $--       $1,072,248,909
   U.S. Possessions                 --               448,707,848          --          448,707,848
                                   ---            --------------         ---       --------------
Total Assets                       $--            $1,520,956,757         $--       $1,520,956,757
                                   ---            --------------         ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivatives Inverse Tax Exempt Receipts
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
FREE      Family Residences and Essential Enterprises
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Devel. Corp.
IDA       Industrial Devel. Agency


                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.      Long Island
LIHIA     Long Island Head Injury Assoc.
LIJMC     Long Island Jewish Medical Center
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Company
NSUH      North Shore University Hospital
NSUHGC    North Shore University Hospital at Glen Cove
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
ROLs      Residual Option Longs
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $229,490,000 as of December 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2009, municipal bond holdings with a value of $347,198,001 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $229,490,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL                                                      COUPON   MATURITY
   AMOUNT                     INVERSE FLOATER(1)                 RATE(2)    DATE         VALUE
------------   -----------------------------------------------   ------   --------   ------------
$ 13,335,000   NY Triborough Bridge & Tunnel Authority DRIVERS   11.146%  11/15/32   $ 14,038,688
   6,070,000   NY Triborough Bridge & Tunnel Authority ROLs(3)   11.266   11/15/29      6,560,153
   6,670,000   NYC GO DRIVERS                                    12.750   11/15/31      8,622,976
   2,375,000   NYC GO DRIVERS                                    14.403    2/15/39      2,762,838
   2,750,000   NYC GO ROLS                                       18.165     3/1/26      3,534,245
   3,750,000   NYC GO ROLs(3)                                    19.239     4/1/36      4,733,100
  10,000,000   NYC Municipal Water Finance Authority DRIVERS      7.291    6/15/35      9,995,200
  10,000,000   NYC Municipal Water Finance Authority ROLs(3)     19.746    6/15/40     13,908,200
   4,160,000   NYC Municipal Water Finance Authority ROLs(3)     16.921    6/15/37      4,589,437
   6,670,000   NYS DA (State Personal Income Tax Authority)      12.863    3/15/36      9,016,506
   5,000,000   NYS DA ROLs(3)                                    15.151     7/1/39      5,532,700
  12,765,000   Port Authority NY/NJ, 3095th Series DRIVERS       11.143    12/1/34     14,164,682
  11,665,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)     14.039     8/1/57     11,585,445
   3,250,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)     17.398     8/1/57      3,994,835
   3,995,000   SONYMA ROLs                                       13.611    10/1/39      4,668,996
                                                                                     ------------
                                                                                     $117,708,001
                                                                                     ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 12-13 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $117,300,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISK. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of December 31, 2009, securities with an aggregate market value of $3,420,703, representing 0.27% of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments are owed to the Fund under these agreements in the amount of $0.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,630,090,950
                                 ==============
Gross unrealized appreciation    $   55,433,685
Gross unrealized depreciation      (164,567,878)
                                 --------------
Net unrealized depreciation      $ (109,134,193)
                                 ==============


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York Municipals


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 02/08/2010